SUPPLEMENTARY OIL & GAS INFORMATION (Unaudited) - Costs Incurred in Crude Oil and Natural Gas Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Costs Incurred In Oil And Gas Property Acquisition, Exploration, And Development Activities1 [Line Items]
Property acquisitions, proved	$ 341	$ 15,091	$ 50
Property acquisitions, unproved	251	321	0
Exploration	151	127	26
Development	3,567	4,109	4,427
Costs incurred	4,310	19,648	4,503
North Sea
Costs Incurred In Oil And Gas Property Acquisition, Exploration, And Development Activities1 [Line Items]
Property acquisitions, proved	127	0	0
Property acquisitions, unproved	0	0	0
Exploration	0	0	0
Development	110	255	186
Costs incurred	237	255	186
Offshore Africa
Costs Incurred In Oil And Gas Property Acquisition, Exploration, And Development Activities1 [Line Items]
Property acquisitions, proved	0	0	0
Property acquisitions, unproved	(89)	0	0
Exploration	35	15	9
Development	212	101	116
Costs incurred	158	116	125
North America
Costs Incurred In Oil And Gas Property Acquisition, Exploration, And Development Activities1 [Line Items]
Property acquisitions, proved	214	15,091	50
Property acquisitions, unproved	340	321	0
Exploration	116	112	17
Development	3,245	3,753	4,125
Costs incurred	$ 3,915	$ 19,277	$ 4,192